Consolidated Statements of Changes in Shareholders' (Deficit)/Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common shares CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive (income)/ loss CNY (¥)	Accumulated deficit CNY (¥)	Non-Controlling interest CNY (¥)	Common Class A [Member] CNY (¥) shares	Common Class A [Member] Common shares CNY (¥) shares	Common Class B [Member] CNY (¥) shares	Common Class B [Member] Common shares CNY (¥) shares
Balance Beginning at Dec. 31, 2019	¥ (308,653)		¥ 33		¥ 64,882	¥ 414	¥ (373,982)
Balance Beginning (Shares) at Dec. 31, 2019 | shares			483,310,373
Net profit (loss) for the year	(18,292)						(18,292)
Share-based payment compensation	35,880				35,880
Redeemable preferred shares redemption value accretion	(4,274)				(4,274)
Foreign currency translation	(22,386)					(22,386)
Issuance of common shares upon Initial Public Offering ("IPO")	324,215				324,208				¥ 7
Issuance of common shares upon Initial Public Offering ("IPO") (Shares) | shares									105,000,000
Shares issued upon exercise of over-allotment option	4,852				4,851				¥ 1
Shares issued upon exercise of over-allotment option (Shares) | shares									1,449,060
Re-designation of common shares into Class A common shares and Class B common			¥ (33)						¥ 23		¥ 10
Re-designation of common shares into Class A common shares and Class B common shares (Shares) | shares			(483,310,373)						332,719,166		150,591,207
Conversion and re-designation of redeemable preferred shares into Class A common shares	458,901				458,870				¥ 31
Conversion and re-designation of redeemable preferred shares into Class A common shares (Shares) | shares									450,046,220
Repurchase of Class A common shares	(2,063)			¥ (2,063)
Repurchase of Class A common shares (Shares) | shares				896,180
Shares issued upon exercise of option	503				503
Shares issued upon exercise of option (Shares) | shares									188,100
Balance Ending at Dec. 31, 2020	468,683			¥ (2,063)	884,920	(21,972)	(392,274)	¥ 0		¥ 62		¥ 10
Balance Ending (Shares) at Dec. 31, 2020 | shares			0	896,180						889,402,546		150,591,207
Net profit (loss) for the year	(107,717)						(107,666)	(51)
Share-based payment compensation	11,355				11,355
Set-up of subsidiaries with non-controlling interests	900							900
Foreign currency translation	(5,323)					(5,323)
Conversion and re-designation of redeemable preferred shares into Class A common shares
Repurchase of Class A common shares	(7,482)			¥ (7,482)
Repurchase of Class A common shares (Shares) | shares			3,436,860	2,540,680
Shares issued upon exercise of option	497				497				¥ 0
Shares issued upon exercise of option (Shares) | shares									201,040
Balance Ending at Dec. 31, 2021	360,913			¥ (9,545)	896,772	(27,295)	(499,940)	849		¥ 62		¥ 10
Balance Ending (Shares) at Dec. 31, 2021 | shares			0	3,436,860						889,603,586		150,591,207
Net profit (loss) for the year	(33,740)	$ (4,892)					(31,187)	(2,553)
Share-based payment compensation	8,163				8,163
Foreign currency translation	9,600	1,392				9,600
Conversion and re-designation of redeemable preferred shares into Class A common shares
Repurchase of Class A common shares	(5,761)			¥ (5,761)
Repurchase of Class A common shares (Shares) | shares			16,534,600	13,097,740
Capital injection from non-controlling interests	2,850							2,850
Balance Ending at Dec. 31, 2022	¥ 342,025	$ 49,588		¥ (15,306)	¥ 904,935	¥ (17,695)	¥ (531,127)	¥ 1,146		¥ 62		¥ 10
Balance Ending (Shares) at Dec. 31, 2022 | shares			0	16,534,600						889,603,586		150,591,207